LEASE LIABILITIES (Schedule of Carrying Values of Finance Lease Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current liabilities
Lease liabilities related to Right of Use assets	$ 1,694	$ 1,631
Sale and leaseback liabilities	0	45
Current liabilities	1,694	1,676
Non-Current liabilities
Lease liabilities related to Right of Use assets	$ 10,872	$ 12,267